Cash and Cash Equivalents and Restricted Cash	6 Months Ended
Jun. 30, 2024
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents and Restricted Cash
4.	Cash and Cash Equivalents and Restricted Cash:

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the condensed consolidated balance sheets that sum to the total of the same such amounts shown in the unaudited interim condensed consolidated statement of cash flows:

	June 30, 2024	December 31, 2023
Cash and cash equivalents	7,036	13,801
Restricted cash	350	-
Restricted cash, non-current	350	700
Cash and Cash equivalents and restricted cash	7,736	14,501

Restricted cash as of June 30, 2024 includes $350 of minimum liquidity requirements as per the March 2023 Neptune Sale and Leaseback, following the classification of Oasea as “Vessel held for sale” in current assets (Note 5).

Restricted cash, non-current as of June 30, 2024 includes $350 of minimum liquidity requirements as per the April 2023 Neptune Sale and Leaseback, for the Cretansea.

Restricted cash, non-current as of December 31, 2023 includes $350 of minimum liquidity requirements as per the March 2023 Neptune Sale and Leaseback and $350 of minimum liquidity requirements as per the April 2023 Neptune Sale and Leaseback.